RETIREMENT AND POSTRETIREMENT BENEFITS (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of 1% change in assumed medical and dental care trend rate
Increase in benefit obligation due to 1% increase in the assumed medical and dental care trend rate	36
Increase in benefit and interest cost due to 1% increase in the assumed medical and dental care trend rate	3
Decrease in benefit obligation due to 1% decrease in the assumed medical and dental care trend rate	29
Decrease in benefit and interest cost due to 1% decrease in the assumed medical and dental care trend rate	2
Expected Rate of Return on Plan Assets
Expected return on plan assets (as a percent)	6.00%
Pension
Expected Rate of Return on Plan Assets
Expected return on plan assets (as a percent)	7.10%	7.30%	7.30%
Major Categories of Plan Assets
Carrying value of non-financial instruments	59	77
Pension | Equity securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	59.10%	56.70%
Pension | Fixed income securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	32.40%	36.60%
Pension | Other
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	8.50%	6.70%
OPEB
Expected Rate of Return on Plan Assets
Expected return on plan assets (as a percent)	6.00%	6.00%	6.00%
OPEB | Equity securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	58.10%	55.30%
OPEB | Fixed income securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	35.50%	40.30%
OPEB | Other
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	6.40%	4.40%
Canadian OPEB Plans | Drugs
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	8.60%
Ultimate Medical Cost Trend Rate Assumption (as a percent)	4.50%
Canadian OPEB Plans | Other Medical and Dental
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	4.50%
Ultimate Medical Cost Trend Rate Assumption (as a percent)	4.50%
United States OPEB Plan
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	7.60%
Ultimate Medical Cost Trend Rate Assumption (as a percent)	4.50%
Canadian Plans
Expected Rate of Return on Plan Assets
Expected return on plan assets (as a percent)	6.90%	7.00%
Liquids Pipelines Plan | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	62.50%
Liquids Pipelines Plan | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	30.00%
Liquids Pipelines Plan | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	7.50%
Gas Distribution Plan | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	53.50%
Gas Distribution Plan | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	40.00%
Gas Distribution Plan | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	6.50%
United States Plan
Expected Rate of Return on Plan Assets
Expected return on plan assets (as a percent)	7.30%	7.50%
United States Plan | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	62.50%
United States Plan | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	30.00%
United States Plan | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	7.50%